Intangible assets (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Assets acquired through business combinations	$ 6,312
Purchases of property, plant, equipment and intangible assets	160,953		$ 885
Additions	161,190
Software and licences intangible asset [member]
IfrsStatementLineItems [Line Items]
Exchange differences on translation	$ 237